Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of Danaos Corporation and its subsidiaries (the “Company”) is the United States Dollar.

Danaos Corporation, formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 18, “Stockholders’ Equity”.

The Company’s vessels operate worldwide, carrying containers and cargo for many established charterers.

The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of vessels (refer to Note 2, “Significant Accounting Policies”) that are under the exclusive management of a related party of the Company (refer to Note 11, “Related Party Transactions”).

The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the Consolidated Balance Sheets and Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Cash Flows and Stockholders’ Equity at and for each period since their respective incorporation or acquisition dates.

As of December 31, 2025, the Company owned 75 container vessels aggregating 477,491 TEUs and 25 container vessels under construction aggregating 163,950 TEUs. The Company has also invested in the dry bulk sector with the acquisition of 11 capesize drybulk carrier vessels on a fully delivered basis, aggregating approximately 1,943,286 DWT. Our container vessel fleet is chartered to many of the world’s largest liner companies on fixed-rate charters. Our drybulk carrier vessel fleet is chartered on a short-term basis to major dry bulk charterers.

1. Basis of Presentation and General Information (Continued)

The vessel-owning companies (the “Danaos Subsidiaries”) for both container and drybulk vessels are listed below:

Container vessels as of December 31, 2025:

			Year
Company	Date of Incorporation	Vessel Name	Built	TEU(1)
Megacarrier (No. 1) Corp.	September 10, 2007	Kota Peony	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Kota Primrose	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Kota Plumbago	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Ambition	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	Pusan C	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	Le Havre	2006	9,580
Oceancarrier (No. 2) Corp.	October 15, 2020	Bremen	2009	9,012
Oceancarrier (No. 3) Corp.	October 15, 2020	C Hamburg	2009	9,012
Blackwell Seaways Inc.	January 9, 2020	Niledutch Lion	2008	8,626
Oceancarrier (No. 1) Corp.	February 19, 2020	Kota Manzanillo	2005	8,533
Springer Shipping Co.	April 29, 2019	Belita	2006	8,533
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	America	2004	8,468
Rewarding International Shipping Inc.	October 1, 2019	Kota Santos	2005	8,463
Teushipper (No 1) Corp.	March 14, 2022	Catherine C	2024	8,010
Teushipper (No 2) Corp.	March 14, 2022	Greenland	2024	8,010
Teushipper (No 3) Corp.	March 14, 2022	Greenville	2024	8,010
Teushipper (No 4) Corp.	March 14, 2022	Greenfield	2024	8,010
Boxsail (No. 1) Corp	March 4, 2022	Interasia Accelerate	2024	7,165
Boxsail (No. 2) Corp	March 4, 2022	Interasia Amplify	2024	7,165
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere	2009	6,500
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	Racine	2010	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Actaea Company Limited	October 14, 2014	Savannah	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Dimitra C	2002	6,402
Boxsail (No. 3) Corp.	March 4, 2022	Phoebe(2)	2025	6,014
Boxsail (No. 4) Corp.	March 4, 2022	Greenhouse(2)	2025	6,014
Averto Shipping S.A.	June 12, 2015	Suez Canal	2002	5,610
Sinoi Marine Ltd.	June 12, 2015	Kota Lima	2002	5,544
Oceancarrier (No. 4) Corp.	July 6, 2021	Wide Alpha	2014	5,466
Oceancarrier (No. 5) Corp.	July 6, 2021	Stephanie C	2014	5,466
Oceancarrier (No. 6) Corp.	July 6, 2021	Euphrates	2014	5,466
Oceancarrier (No. 7) Corp.	July 6, 2021	Wide Hotel	2015	5,466

1. Basis of Presentation and General Information (Continued)

Container vessels as of December 31, 2025 (Continued):

			Year
Company	Date of Incorporation	Vessel Name	Built	TEU (1)
Oceancarrier (No. 8) Corp.	July 6, 2021	Wide India	2015	5,466
Oceancarrier (No. 9) Corp.	July 6, 2021	Wide Juliet	2015	5,466
Continent Marine Inc.	March 22, 2006	Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Jamaica (ex Luanda)	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Merve A (tbr Paolo)	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Kingston	2008	4,253
Seacarriers Services Inc.	June 28, 2005	Seattle C	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	Tongala	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A	September 12, 2013	Dimitris C	2001	3,430
Wellington Marine Inc.	January 27, 2005	Singapore	2004	3,314
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Vilos Navigation Company Ltd.	May 30, 2013	Zebra	2001	2,602
Sarond Shipping Inc.	January 18, 2013	Artotina	2001	2,524
Speedcarrier (No. 7) Corp.	December 6, 2007	Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Progress C	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Phoenix D	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Sprinter	1997	2,200
			Total TEU	477,491
(1)	Twenty-feet equivalent unit, the international standard measure for containers and container vessels capacity.
(2)	The vessels Phoebe and Greenhouse were delivered to the Company in 2025.

1. Basis of Presentation and General Information (Continued)

Container vessels under construction as of December 31, 2025:

			Expected
Company	Date of Incorporation	Hull No.	Delivery(2)	TEU (1)
Boxline (No. 1) Corp.	June 7, 2023	YZJ2023-1556	Q3 2026	8,258
Boxline (No. 2) Corp.	June 7, 2023	YZJ2023-1557	Q4 2026	8,258
Boxline (No. 3) Corp.	February 2, 2024	YZJ2024-1612	Q4 2026	8,258
Boxsail (No. 5) Corp.	June 13, 2024	C9200-7	Q1 2027	9,200
Boxsail (No. 6) Corp.	June 13, 2024	C9200-8	Q2 2027	9,200
Boxline (No. 8) Corp	June 6, 2025	CV5900-09	Q2 2027	6,014
Boxline (No. 4) Corp.	February 2, 2024	YZJ2024-1613	Q2 2027	8,258
Boxline (No. 5) Corp.	March 8, 2024	YZJ2024-1625	Q2 2027	8,258
Boxline (No. 6) Corp.	March 8, 2024	YZJ2024-1626	Q3 2027	8,258
Boxline (No. 7) Corp.	May 30, 2024	YZJ2024-1668	Q3 2027	8,258
Boxsail (No. 10) Corp.	June 13, 2024	H2596	Q3 2027	9,200
Boxline (No. 9) Corp.	July 25, 2025	C7100-9	Q3 2027	7,165
Boxline (No. 10) Corp.	August 26, 2025	C7100-10	Q3 2027	7,165
Boxsail (No. 7) Corp.	June 13, 2024	C9200-9	Q4 2027	9,200
Boxsail (No. 11) Corp.	June 13, 2024	H2597	Q4 2027	9,200
Boxline (No. 11) Corp.	November 24, 2025	S1162	Q4 2027	1,800
Boxline (No. 12) Corp.	November 24, 2025	S1163	Q1 2028	1,800
Boxsail (No. 8) Corp.	June 13, 2024	C9200-10	Q2 2028	9,200
Boxline (No. 13) Corp.	November 24, 2025	S1164	Q2 2028	1,800
Boxsail (No. 9) Corp.	June 13, 2024	C9200-11	Q3 2028	9,200
Boxline (No. 14) Corp.	November 24, 2025	S1165	Q3 2028	1,800
Boxline (No. 15) Corp.	November 24, 2025	S1166	Q4 2028	1,800
Boxsail (No. 12) Corp.	December 3, 2025	H2638	Q4 2028	5,300
Boxline (No. 16) Corp.	November 24, 2025	S1167	Q1 2029	1,800
Boxsail (No. 13) Corp.	December 3, 2025	H2639	Q1 2029	5,300
			Total TEU	163,950
(1)	Twenty-feet equivalent unit, the international standard measure for containers and container vessels capacity.
(2)	Under construction container vessels’ expected delivery dates were sorted based on the upcoming deliveries.

1. Basis of Presentation and General Information (Continued)

Capesize drybulk carrier vessels as of December 31, 2025:

			Year
Company	Date of Incorporation	Vessel Name	Built (2)	DWT (1)
Bulk No. 4 Corp.	July 14, 2023	Genius	2012	175,580
Bulk No. 2 Corp.	July 14, 2023	Achievement	2011	175,966
Bulk No. 3 Corp.	July 14, 2023	Ingenuity	2011	176,022
Bulk No. 8 Corp.	January 31, 2024	Danaos	2011	176,536
Bulk No. 10 Corp.	February 15, 2024	Valentine	2011	175,125
Bulk No. 1 Corp.	July 14, 2023	Integrity	2010	175,966
Bulk No. 5 Corp.	July 14, 2023	Peace	2010	175,858
Bulk No. 9 Corp.	February 2, 2024	Gouverneur	2010	178,043
Bulk No. 6 Corp.	September 15, 2023	W Trader	2009	175,879
Bulk No. 7 Corp.	September 25, 2023	E Trader	2009	175,886
Bulk No. 11 Corp.	October 6, 2025	Drybulk capesize vessel(3)	2009	182,425
			Total DWT	1,943,286

(1)DWT, dead weight tons, the international standard measure for drybulk vessels capacity.

(2)Capesize drybulk carrier vessels are sorted by their year built, from newest to oldest.

(3)	On October 17, 2025, the Company entered into an Memorandum of Agreement to purchase a drybulk capesize vessel which is expected to be delivered to the Company by the end of the first quarter of 2026 (Note 4).